Segments	12 Months Ended
Dec. 31, 2018
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Segments

2. SEGMENTS

Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of the following segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies:

•

Retail Banking offers a wide range of products and financial services to individuals and small businesses through a network of branches and ATMs, as well as through telephony, digital and intermediary channels. Retail Banking includes business banking customers, small businesses with an annual turnover up to £6.5m, and Santander Consumer Finance, predominantly a vehicle finance business.

•

Corporate & Commercial Banking To better align reporting to the nature of the business segment following ring-fence transfers, Commercial Banking has been re-branded as Corporate & Commercial Banking. Corporate & Commercial Banking covers businesses with an annual turnover of £6.5m to £500m. Corporate & Commercial Banking offers a wide range of products and financial services provided by relationship teams that are based in a network of regional CBCs and through telephony and digital channels.

•

Corporate & Investment Banking As part of a rebrand across the Banco Santander group, Global Corporate Banking (the UK segment of Santander Global Corporate Banking) has been branded as Corporate & Investment Banking. CIB services corporate clients with an annual turnover of £500m and above. CIB clients require specially tailored solutions and value-added services due to their size, complexity and sophistication. We provide these clients with products to manage currency fluctuations, protect against interest rate risk, and arrange capital markets finance and specialist trade finance solutions, as well as providing support to the rest of Santander UK’s business segments.

•

Corporate Centre mainly includes the treasury, non-core corporate and legacy portfolios, including Crown Dependencies. Corporate Centre is also responsible for managing capital and funding, balance sheet composition, structure, pension and strategic liquidity risk. To enable a more targeted and strategically aligned apportionment of capital and other resources, revenues and costs incurred in Corporate Centre are allocated to the three business segments. The non-core corporate and legacy portfolios are being run-down and/or managed for value.

The segmental data below is presented in a manner consistent with the internal reporting to the committee which is responsible for allocating resources and assessing performance of the segments and has been identified as the chief operating decision maker. The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.

The segmental basis of presentation in this Annual Report has been changed, and prior periods restated, to report our Jersey and Isle of Man branches in Corporate Centre rather than in Retail Banking as in previous years, as a result of their transfer from Santander UK plc to ANTS in December 2018. Prior periods have not been restated for the changes in our statutory perimeter in the third quarter of 2018, following the ring-fence transfers to Banco Santander London Branch, as described in Note 43.

Results by segment

		Corporate &	Corporate &
	Retail	Commercial	investment	Corporate
	Banking	Banking	Banking	Centre	Total
2018	£m	£m	£m	£m	£m
Net interest income	3,126	403	69	8	3,606
Non-interest income/(expense)	638	82	272	(55)	937

Total operating income/(expense)	3,764	485	341	(47)	4,543

Operating expenses before credit impairment losses, provisions and charges	(1,929)	(258)	(262)	(114)	(2,563)

Credit impairment (losses)/releases	(124)	(23)	(14)	8	(153)
Provisions for other liabilities and charges	(230)	(14)	(8)	(8)	(260)

Total operating credit impairment losses, provisions and (charges)/releases(1)	(354)	(37)	(22)	—	(413)

Profit/(loss) before tax	1,481	190	57	(161)	1,567

Revenue from external customers	4,421	638	386	(902)	4,543
Inter-segment revenue	(657)	(153)	(45)	855	—

Total operating income/(expense)	3,764	485	341	(47)	4,543

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	697	27	29	—	753
– Insurance, protection and investments	105	—	—	—	105
– Credit cards	85	—	—	—	85
– Non-banking and other fees(3)	75	62	87	3	227

Total fee and commission income	962	89	116	3	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)

Net fee and commission income	580	64	102	3	749

Customer loans	172,747	17,702	4,613	4,807	199,869
Total assets(4)	201,261	17,702	33,657	36,761	289,381

Customer deposits	142,065	17,606	4,853	7,607	172,131
Total liabilities	142,839	17,634	14,222	98,466	273,161

Average number of staff	20,694	1,732	1,108	114	23,648

(1)

Credit impairment losses for 2018 are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis. For more on this methodology change, see the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 44.

(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.

		Corporate &	Corporate &
	Retail	Commercial	Investment	Corporate
	Banking(5)	Banking	Banking	Centre(5)	Total
2017	£m	£m	£m	£m	£m
Net interest income	3,270	391	74	68	3,803
Non-interest income	615	74	364	56	1,109

Total operating income	3,885	465	438	124	4,912

Operating expenses before credit impairment losses, provisions and charges	(1,856)	(223)	(304)	(119)	(2,502)

Credit impairment (losses)/releases(1)	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)

Total operating credit impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)

Profit/(loss) before tax	1,651	174	(51)	40	1,814

Revenue from external customers	4,534	639	506	(767)	4,912
Inter-segment revenue	(649)	(174)	(68)	891	—

Total operating income	3,885	465	438	124	4,912

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	737	27	27	—	791
– Insurance, protection and investments	100	—	—	—	100
– Credit cards	92	—	—	—	92
– Non-banking and other fees(3)	45	63	123	8	239

Total fee and commission income	974	90	150	8	1,222
Fee and commission expense	(367)	(31)	(17)	—	(415)

Net fee and commission income	607	59	133	8	807

Customer loans	168,729	19,391	6,037	6,167	200,324
Total assets(4)	174,524	19,391	51,078	69,767	314,760

Customer deposits	143,834	17,760	4,546	9,781	175,921
Total liabilities	150,847	18,697	45,603	83,411	298,558

Average number of staff	17,194	1,240	1,006	119	19,559

2016
Net interest income	3,117	380	73	12	3,582
Non-interest income	559	76	312	266	1,213

Total operating income	3,676	456	385	278	4,795

Operating expenses before credit impairment losses, provisions and charges	(1,785)	(215)	(281)	(136)	(2,417)

Credit impairment (losses)/releases(1)	(21)	(29)	(21)	4	(67)
Provisions for other liabilities and charges	(338)	(26)	(11)	(22)	(397)

Total operating credit impairment losses, provisions and charges	(359)	(55)	(32)	(18)	(464)

Profit before tax	1,532	186	72	124	1,914

Revenue from external customers	4,387	651	474	(717)	4,795
Inter-segment revenue	(711)	(195)	(89)	995	—

Total operating income	3,676	456	385	278	4,795

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	697	27	23	—	747
– Insurance, protection and investments	94	—	—	—	94
– Credit cards	95	—	—	—	95
– Non-banking and other fees(3)	53	57	132	10	252

Total fee and commission income	939	84	155	10	1,188
Fee and commission expense	(369)	(31)	(17)	(1)	(418)

Net fee and commission income	570	53	138	9	770

Customer loans	168,389	19,382	5,659	6,726	200,156
Total assets(4)	175,100	19,381	39,777	68,252	302,510

Customer deposits	143,996	16,082	4,054	8,219	172,351
Total liabilities	149,793	17,203	36,506	83,555	287,057

Average number of staff	17,424	1,435	916	88	19,863

(1)

Credit impairment losses for 2018 are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis. For more on this methodology change, see the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 44.

(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.
(5)

The re-segmentation to report our Jersey and Isle of Man branches in Corporate Centre, rather than in Retail Banking, has resulted in profit before tax of £21m being re-presented in Corporate Centre in 2017 (2016: £15m), as well as customer loans of £262m (2016: £248m) and customer deposits of £6,418m (2016: £5,188m).